Available-for-sale Securities	12 Months Ended
Mar. 31, 2014
Available-For-Sale Securities [Abstract]
Available-for-sale Securities

4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2013	2014

Cost	$1,614	$1,614

Market value	$1,586	$1,643

Unrealized gain (loss) for the years ended March 31, 2012, 2013 and 2014 were $(746), $718 and $57, respectively.

Net proceeds from sale of available-for-sales securities for the years ended March 31, 2012, 2013 and 2014 were $nil, $6,864 and $nil, respectively. Gross realized gains from sale of available-for-sales securities for the years ended March 31, 2012, 2013 and 2014 were $nil, $132 and $nil, respectively and gross realized losses from sales of available-for-sales securities for the years ended March 31, 2012, 2013 and 2014 were $nil, $30 and $nil, respectively.

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a gain position, the Company did not recognize an other-than-temporary impairment charge as of March 31, 2014. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. The other-than-temporary impairment charge for the years ended March 31, 2012, 2013 and 2014 was $nil, $nil and $nil, respectively.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.